FAIR VALUE MEASUREMENTS (Details)		6 Months Ended		12 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield	[1]			0.00%	0.00%
Amended Warrant [Member] | Five investors [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield	[1]	0.00%
Expected term (years)	[2]	7 years
Amended Warrant [Member] | Four investors [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield	[1]	0.00%
Expected term (years)	[2]	7 years
Warrant [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield	[1]	0.00%	0.00%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	[3]			65.59%	66.90%
Risk-free interest	[4]			1.47%	1.42%
Expected term (years)	[2]			2 years 11 months 8 days	4 years
Maximum [Member] | Amended Warrant [Member] | Five investors [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	[3]	65.85%
Risk-free interest	[4]	2.14%
Maximum [Member] | Amended Warrant [Member] | Four investors [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	[3]	65.80%
Risk-free interest	[4]	2.27%
Maximum [Member] | Warrant [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	[3]	58.28%	67.10%
Risk-free interest	[4]	1.47%	0.88%
Expected term (years)	[2]	2 years 4 months 24 days	3 years 7 months 6 days
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	[3]			54.07%	64.20%
Risk-free interest	[4]			0.89%	1.19%
Expected term (years)	[2]			1 year 1 month 6 days	2 years 2 months 12 days
Minimum [Member] | Amended Warrant [Member] | Five investors [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	[3]	65.54%
Risk-free interest	[4]	2.00%
Minimum [Member] | Amended Warrant [Member] | Four investors [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	[3]	65.16%
Risk-free interest	[4]	2.23%
Minimum [Member] | Warrant [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	[3]	50.16%	63.20%
Risk-free interest	[4]	1.17%	0.77%
Expected term (years)	[2]	7 months 6 days	1 year 8 months 12 days

[1]	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.
[2]	Expected term - the expected term was based on the maturity date of the warrants.
[3]	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over the term that is equivalent to the expected term of the option.
[4]	Risk-free interest - based on yield rate of non-index linked U.S. Federal Reserve treasury stock.